Exhibit 99.1

GM Financial Automobile Leasing Trust 2016-3

2.49% Exchange Note

Class A-1 0.78000% Asset Backed Notes

Class A-2A 1.35% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.61% Asset Backed Notes

Class A-4 1.78% Asset Backed Notes

Class B 1.97% Asset Backed Notes

Class C 2.38% Asset Backed Notes

Class D 2.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	02/01/17
End of Period:	02/28/17
Number of days in Interest Period (Actual/360):	27
Number of days in Collection Period:	28
Report Due Date:	03/16/17
Distribution Date:	03/20/17
Transaction Month:	6

2016-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	44,161	08/01/2016	09/22/2016	$1,084,350,400

Total	44,161			$1,084,350,400

RECONCILIATION OF 2016-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,003,996,478

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,572,071
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,327,153
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	3,156,252
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	14,055,476

{7} End of period Aggregate Securitization Value					{7}	$989,941,002

{8} Pool Factor					{8}	91.293460%

RECONCILIATION OF 2016-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,056,000,000

{10} Beginning of period Exchange Note Balance					{10}	$975,646,078

{11} Exchange Note Principal Payment Amount					{11}	14,055,476

{12} End of period Exchange Note Balance					{12}	$961,590,602

{13} Note Pool Factor					{13}	91.059716%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{15} Beginning of period Note Balance	{15}	$12,975,833	$320,000,000	$75,000,000	$287,000,000	$89,300,000

{16} Noteholders’ Principal Distributable Amount	{16}	12,975,833	874,647	204,996	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	3,429,682	803,832	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$315,695,671	$73,991,172	$287,000,000	$89,300,000

{21} Note Pool Factor	{21}	0.000000%	98.654897%	98.654896%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL

{22} Original Note Balance	{22}	$41,740,000	$38,490,000	$29,820,000		$1,000,350,000

{23} Beginning of period Note Balance	{23}	$41,740,000	$38,490,000	$29,820,000		$894,325,833

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		14,055,476
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		4,233,514
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,740,000	$38,490,000	$29,820,000		$876,036,843

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		87.573034%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$1,003,996,478

{31} Ending Designated Pool Balance							{31}	989,941,002
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	989,941,002

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$14,055,476

Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$975,646,078	$0	2.49%	30	30/360	$2,024,466

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2016-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$15,253,176
{37} Net Liquidation Proceeds collected during period							{37}	5,018,826
{38} Investment Earnings							{38}	7,994
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(7,994)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	20,272,002

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	836,664
{43} To the 2016-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,024,466
{44} To the 2016-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	14,055,476
{45} To the 2016-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	3,355,396
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	0

{47} Total Distributions:								{47}	$20,272,002

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$1,003,996,478
{49} Ending Agg. Securitization Value						{49}	989,941,002
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	14,055,476

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	14,055,476

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$14,055,476

Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$12,975,833	$0	0.78000%	27	Actual/360	$7,591
{56}	Class A-2A	$320,000,000	0	1.35%	30	30/360	360,000
{57}	Class A-2B	$75,000,000	0	1.13944%	27	Actual/360	64,094
{58}	Class A-3	$287,000,000	0	1.61%	30	30/360	385,059
{59}	Class A-4	$89,300,000	0	1.78%	30	30/360	132,462
{60}	Class B	$41,740,000	0	1.97%	30	30/360	68,524
{61}	Class C	$38,490,000	0	2.38%	30	30/360	76,339
{62}	Class D	$29,820,000	0	2.48%	30	30/360	61,628

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2016-3 Exchange Note Collections							{63}	$19,435,338
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	7,994
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,980
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	19,445,312

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata							{74}	0
{75} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{75}	7,591
{76} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{76}	360,000
{77} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{77}	64,094
{78} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{78}	385,059
{79} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{79}	132,462
{80} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{80}	0
{81} Class B Noteholders’ Interest Distributable Amount							{81}	68,524
{82} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{82}	0
{83} Class C Noteholders’ Interest Distributable Amount							{83}	76,339
{84} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{84}	0
{85} Class D Noteholders’ Interest Distributable Amount							{85}	61,628
{86} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{86}	0
{87} Noteholders’ Principal Distributable Amount							{87}	14,055,476
{88} To the Reserve Account, the Reserve Amount Required Amount							{88}	0
{89} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{89}	4,233,514
{90} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata							{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining							{94}	0

{95} Total Distributions:								{95}	$19,445,312

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds			Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account			(I) or (II)
{96}	Class A	$784,275,833	$989,941,002	$0	$		18,495,481	$0
{97}	Class B	826,015,833	989,941,002	0		18,426,957		0
{98}	Class C	864,505,833	989,941,002	0		18,350,618		0
{99}	Class D	894,325,833	989,941,002	0		18,288,990		0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{100} Excess Total Available Funds								{100}	$4,233,514

{101} Beginning Note Balance						{101}	894,325,833
{102} Principal payments through Indenture Section 8.3 (i) through (xvii)						{102}	14,055,476
{103} Pro-Forma Note Balance							{103}	880,270,357

{104} Ending Aggregate Securitization Value						{104}	989,941,002
{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,567,668)						{105}	116,567,668
{106} Required Pro Forma Note Balance {104} - {105}							{106}	873,373,334

{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}								{107}	6,897,023

{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance									{108}	$4,233,514

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{109} Ending Aggregate Securitization Value								{109}	$989,941,002
{110} End of Period Note Balance								{110}	961,590,602
{111} Overcollateralization								{111}	28,350,400
{112} Overcollateralization %									{112}	2.86%

Asset Backed Notes:
{113} Ending Aggregate Securitization Value								{113}	989,941,002
{114} End of Period Note Balance								{114}	876,036,843
{115} Overcollateralization								{115}	113,904,159
{116} Overcollateralization %									{116}	11.51%

RECONCILIATION OF 2016-3 CASH RESERVE ACCOUNT
{117} Specified Reserve Balance									{117}	$5,421,752

{118} Beginning of Period Reserve Account balance									{118}	$5,421,752
{119} Investment Earnings								{119}	1,980
{120} From the Indenture Collection Account, the Reserve Account Required Amount								{120}	0
{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{121}	0
{122} Total Reserve balance available:									{122}	5,423,732

{123} Specified Reserve Balance									{123}	5,421,752

{124} Release Excess Cash to Indenture Collection Available Funds									{124}	1,980

{125} End of period Reserve Account balance									{125}	$5,421,752

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

									Dollars	Percentage
{126} Receivables with Scheduled Payment delinquent 61 days or more								{126}	$2,379,523	0.24%

{127} Compliance (Trigger Violation is a Delinquency Rate Greater Than 1.40%)								{127}		Yes

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{128} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.									{128}	Yes
{129} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.									{129}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	March 15, 2017

GM Financial

GMALT 2016-3

Supplemental Monthly Data

February 28, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,003,996,478	$763,202,714
Change	(14,055,476)	(3,439,503)

End of Period	$989,941,002	$759,763,211
Residual Value as % of Agg. Securitization Value		76.75%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	42,762	981,534,628	99.15%
31 - 60 days	259	6,026,851	0.61%
61 - 90 days	74	1,871,798	0.19%
over 90 days	19	507,725	0.05%

Total	43,114	989,941,002	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	73	2,228,286	513	15,555,477
Standard terminations	4	49,233	71	1,287,895

Total retained by lessee	77	2,277,519	584	16,843,372
Returned Vehicles
Early terminations	50	821,048	113	1,830,397
Standard terminations	3	57,685	5	87,622

Total returned to dealer	53	878,733	118	1,918,019
Charged off leases / Repossessed vehicles	57	1,327,153	344	7,821,813
Repurchases	0	0	1	15,164
Other	0	0	0	0

Total terminations	187	4,483,405	1,047	26,598,368

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,327,153	7,821,813
less: Sales proceeds	1,276,697	5,484,250
less: Excess wear and excess mileage received	0	0
less: Other amounts received	42,464	189,117

Net Credit (Gain) Loss	7,992	2,148,446

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	861,943	1,880,856
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	911,025	1,998,314
less: Excess wear and excess mileage received	637	637
less: Other recovery amounts	10,678	22,969

Residual (Gain) Loss	(60,397)	(141,064)

	Current Period	Prev. Month
Prepay Speed	0.3698%	0.4042%

Return Rate	278.9474%	660.0000%

(1)	Percentages may not add to 100% due to rounding.